CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total Revenues	$ 252,845	$ 273,986	$ 312,794
Costs and Expenses:
Cost of revenues	23,757	24,659	25,924
Customer acquisition costs and media buy	128,351	130,885	140,210
Research and development	18,884	17,189	25,221
Selling and marketing	38,918	52,742	54,559
General and administrative	16,450	21,911	28,827
Depreciation and amortization	9,719	16,591	25,977
Impairment, loss of goodwill and intangibles		85,667
Restructuring charges	2,075		728
Total Costs and Expenses	238,154	349,644	301,446
Income (Loss) from Operations	14,691	(75,658)	11,348
Financial expenses, net	3,794	5,922	8,288
Income (Loss) before Taxes on Income	10,897	(81,580)	3,060
Taxes on income (benefit)	2,776	(8,826)	212
Net Income (Loss) from Continuing Operations	8,121	(72,754)	2,848
Net loss from discontinued operations			(2,647)
Net Income (Loss)	$ 8,121	$ (72,754)	$ 201
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ 0.31	$ (2.81)	$ 0.11
Discontinued operations			(0.10)
Net income (Loss)	0.31	(2.81)	0.01
Net Earnings (Loss) per Share - Diluted:
Continuing operations	0.31	(2.81)	0.11
Discontinued operations			(0.10)
Net income (Loss)	$ 0.31	$ (2.81)	$ 0.01
Weighted average number of shares - Basic:
Continuing and Discontinued operations	25,850,067	25,849,724	25,520,151
Weighted average number of shares - Diluted:
Continuing and Discontinued operations	25,855,225	25,849,724	25,557,934
Search and other [Member]
Revenues:
Total Revenues	$ 126,868	$ 139,505	$ 172,683
Advertising [Member]
Revenues:
Total Revenues	$ 125,977	$ 134,481	$ 140,111